The consolidated interim financial information comprises the financial statements of the Braskem S.A. and the following entities: (Details)		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
Subsidiary 1
Disclosure of subsidiaries [line items]
Name of subsidiary		BM Insurance Company Limited ("BM Insurance")
Headquarters		Bermuda
Total voting interest		100.00%	100.00%
Subsidiary 2
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem America Finance Company ("Braskem America Finance")
Headquarters		EUA
Total voting interest		100.00%	100.00%
Subsidiary 3
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem America, Inc. (“Braskem America”)
Headquarters		EUA
Total voting interest		100.00%	100.00%
Subsidiary 4
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem Argentina S.A. (“Braskem Argentina”)
Headquarters		Argentina
Total voting interest		100.00%	100.00%
Subsidiary 31 [Member]
Disclosure of subsidiaries [line items]
Headquarters	[1]	Brazil
Total voting interest	[1]	100.00%
Subsidiary 5
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem Europe GmbH ("Braskem Alemanha")
Headquarters		Germany
Total voting interest		100.00%	100.00%
Subsidiary 6
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem Finance Limited (“Braskem Finance”)
Headquarters		Cayman Islands
Total voting interest		100.00%	100.00%
Subsidiary 7
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem Idesa S.A.P.I. ("Braskem Idesa")
Headquarters		Mexico
Total voting interest		75.00%	75.00%
Subsidiary 8
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")
Headquarters		Mexico
Total voting interest		75.00%	75.00%
Subsidiary 9
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem Incorporated Limited ("Braskem Inc")
Headquarters		Cayman Islands
Total voting interest		100.00%	100.00%
Subsidiary 101 [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem India Private Limited ("Braskem India")
Headquarters		India
Total voting interest		100.00%	100.00%
Subsidiary 11
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")
Headquarters		Mexico
Total voting interest		100.00%	100.00%
Subsidiary 12
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem Mexico, S. de RL de CV ("Braskem México")
Headquarters		Mexico
Total voting interest		100.00%	100.00%
Subsidiary 13
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")
Headquarters		Mexico
Total voting interest		100.00%	100.00%
Subsidiary 14
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem Netherlands B.V. ("Braskem Holanda")
Headquarters		Netherlands
Total voting interest		100.00%	100.00%
Subsidiary 15
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)
Headquarters		Netherlands
Total voting interest		100.00%	100.00%
Subsidiary 30 [Member]
Disclosure of subsidiaries [line items]
Headquarters	[2]	Netherlands
Total voting interest	[2]	100.00%
Subsidiary 16
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc”)
Headquarters		Netherlands
Total voting interest		100.00%
Subsidiary 17
Disclosure of subsidiaries [line items]
Name of subsidiary		Braskem Petroquímica Chile Ltda. (“Braskem Chile”)
Headquarters		Chile
Total voting interest		100.00%	100.00%
Subsidiary 18
Disclosure of subsidiaries [line items]
Name of subsidiary		Cetrel S.A. ("Cetrel")
Headquarters		Brazil
Total voting interest		63.70%	63.70%
Subsidiary 19
Disclosure of subsidiaries [line items]
Name of subsidiary		Distribuidora de Água Camaçari S.A. ("DAC")
Headquarters		Brazil
Total voting interest		63.70%	63.70%
Subsidiary 20
Disclosure of subsidiaries [line items]
Name of subsidiary		Lantana Trading Co. Inc. (“Lantana”)
Headquarters		Bahamas
Total voting interest		100.00%	100.00%
Specific Purpose Entity 1
Disclosure of subsidiaries [line items]
Name of subsidiary		Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")
Headquarters		Brazil
Total voting interest		100.00%	100.00%
Specific Purpose Entity 2
Disclosure of subsidiaries [line items]
Name of subsidiary		Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")
Headquarters		Brazil
Total voting interest		100.00%	100.00%

[1]	Subsidiary incorporated in April 2021 that is in the pre-operating phase. Its main activities include electricity trading and the rendering of management and representation services in the Energy Free Contracting Environment.
[2]	Subsidiary incorporated in September 2021, which currently is in the pre-operational phase, with capital to be paid up by Braskem Holanda. Its main activities encompass the manufacture, trade, distribution, import and export of renewable products, development of technologies related to this purpose and the participation in other companies.